Revenues from Contracts with Customers - Balances from Contracts with Customers in Fee Business (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Contract with Customer, Asset and Liability [Abstract]
Trade Notes, Accounts and Other Receivable	¥ 207,970	¥ 223,635
Contract assets (Included in Other Assets)	17,051	13,403
Contract liabilities (Included in Other Liabilities)	¥ 32,828	¥ 34,338